ACCRUED EXPENSES AND CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities

	At December 31,
	2011	2012
	$	$

Payroll and welfare payables	26,067,216	22,155,642
Advance from customers	57,252,788	20,146,923
Derivatives	1,271,592	182,963
Accrued expenses	28,545,383	24,410,724
Other payables	21,483,674	23,072,365
Total	134,620,653	89,968,617